Non-life and Life and Health Reserves - Reconciliation of claims development to liability (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Reinsurance recoverable on paid and unpaid losses		$ 940,291	$ 828,807
Gross liability at end of year	[1]	9,895,376	10,102,172
Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		1,425,844
Reinsurance recoverable on paid and unpaid losses		545,300
Casualty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		4,667,026
Reinsurance recoverable on paid and unpaid losses		63,161
Specialty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		2,469,740
Reinsurance recoverable on paid and unpaid losses		242,485
Non Life
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		8,562,610
Other liabilities		481,820
Net liability at end of year		9,044,430	9,382,174	$ 8,951,812	$ 9,088,042
Reinsurance recoverable on paid and unpaid losses		850,946	719,998	295,388	228,961
Gross liability at end of year		9,895,376	$ 10,102,172	$ 9,247,200	$ 9,317,003
Non Life | Unallocated loss expenses
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities		148,700
Non Life | US Health net reserves
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities	[2]	327,810
Non Life | Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities		$ 5,310

[1]	Effective July 1, 2018, the executive management responsibility and reporting for U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, reserves of $392 million as at December 31, 2017 have been reclassified from Life and Health reserves to Non-Life reserves to conform to current presentation.
[2]	U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.